Consolidated Statements of Cash Flows - USD ($)	2 Months Ended	6 Months Ended
	Dec. 31, 2017	Jun. 30, 2018
Cash Flows from Operating Activities
Net loss	$ (31,465)	$ (490,102)
Adjustments to reconcile net loss to net cash from operating activities:
Depreciation	245	1,367
Stock option expense		180,802
Changes in operating assets and liabilities which (used) provided cash:
Prepaid expenses and other assets	(5,000)	(58,609)
Accounts payable		5,264
Accrued and other liabilities	19,992	226,931
Net cash used in operating activities	(16,228)	(134,347)
Cash Flows from Investing Activities
Purchase of property and equipment	(12,900)	(84,418)
Investment in capitalized software		(99,000)
Net cash used in investing activities	(12,900)	(183,418)
Cash Flows from Financing Activities
Repayment of note to Lola One stockholder		(33,142)
Net (repayments to) advances from stockholder	28,728	(27,663)
Issuance of common stock - net of offering costs	400	4,652,686
Net cash provided by financing activities	29,128	4,591,881
Net Increase in Cash		4,274,116
Cash - Beginning of year
Cash - End of year		4,274,116
Significant Noncash Transactions
Assumption of Lola One liabilities concurrent with merger - as part of the merger, Lola One note payable of $33,452 was assumed and recorded in additional paid-in-capital, net of common stock issued		$ 33,142